Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill
Schedule of goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021 are as follows:

	All other	Bigo	Total
	US$	US$	US$

Balance as of December 31, 2019 (i)	1,688	1,854,221	1,855,909

Increase in goodwill related to acquisition	16,067	—	16,067
Foreign currency translation adjustments	107	—	107
Balance as of December 31, 2020	17,862	1,854,221	1,872,083

Increase in goodwill related to acquisition (ii)	84,925	—	84,925
Foreign currency translation adjustments	1,255	—	1,255
Balance as of December 31, 2021	104,042	1,854,221	1,958,263
(i)	The increase in goodwill in 2019 was related to the acquisition of Bigo. Please refer to Note 5(a) for the acquisition of Bigo.